Related Parties (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Balance at Beginning of Year			$ 19,625,091	$ 14,399,768	$ 14,399,768	$ 5,533,097
Advanced Made During Year					3,167,858	8,001,957
Accrued Interest					2,057,465	864,714
Balance at End of Year					$ 19,625,091	14,399,768
Bacchus Wakefield Kahan, PC
Related Party Transaction [Line Items]
Agreed percentage of pay, if net revenues exceed expenses			100.00%		100.00%
Balance at Beginning of Year			$ 17,307,627	13,535,053	$ 13,535,053
Advanced Made During Year			4,350,621	2,440,816
Accrued Interest			3,197,822	864,982
Balance at End of Year	$ 24,856,071	$ 16,840,852	$ 24,856,071	16,840,852	$ 17,307,627	$ 13,535,053
Bacchus Wakefield Kahan, PC | Prime rate
Related Party Transaction [Line Items]
Spread on variable interest rate			2.00%		2.00%
Atrio
Related Party Transaction [Line Items]
Capitation revenue	35,867,712	35,281,596	$ 112,571,916	105,589,970	$ 140,037,791
Management fees	549,472	557,172	1,658,944	1,675,380	2,230,984
Claims paid	$ 39,949,769	$ 35,470,842	$ 116,863,741	$ 104,231,320	$ 148,905,784